Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 1.0%
V2X, Inc. (A)	8,600	$ 776,064
York Space Systems, Inc. (A)(B)	20,650	304,174
		1,080,238
Automobile Components - 1.2%
Gentex Corp.	18,900	441,504
Visteon Corp.	8,900	930,406
		1,371,910
Banks - 16.2%
Atlantic Union Bankshares Corp.	37,500	1,591,125
Beacon Financial Corp.	26,900	847,619
Columbia Banking System, Inc.	43,250	1,352,427
Community West Bancshares	13,800	345,414
Dime Commercial Bancshares, Inc.	27,450	1,118,862
Eastern Bankshares, Inc.	44,600	1,024,016
First Citizens BancShares, Inc., Class A	287	627,569
First Community Bankshares, Inc.	10,750	512,990
First Merchants Corp.	24,250	1,046,145
Hancock Whitney Corp.	2,600	200,200
OceanFirst Financial Corp.	43,600	841,916
Princeton Bancorp, Inc.	2,850	117,534
Provident Financial Services, Inc.	50,850	1,254,978
Towne Bank	3,600	136,476
TrustCo Bank Corp.	29,200	1,663,816
UMB Financial Corp.	10,125	1,475,516
United Bankshares, Inc.	10,800	523,260
United Community Banks, Inc.	23,250	823,980
WaFd, Inc.	36,200	1,331,074
Webster Financial Corp.	18,150	1,401,543
		18,236,460
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc. (A)	4,700	282,094
Exelixis, Inc. (A)	16,900	896,207
		1,178,301
Building Products - 2.7%
Fortune Brands Innovations, Inc.	8,450	416,247
Gibraltar Industries, Inc. (A)	2,100	88,746
Hayward Holdings, Inc. (A)	38,000	574,940
Masterbrand, Inc. (A)	46,100	380,325
Owens Corning	5,750	798,675
Quanex Building Products Corp.	41,900	747,496
		3,006,429
Capital Markets - 2.5%
FactSet Research Systems, Inc.	1,025	269,780
Piper Sandler Cos.	18,100	1,371,980
Stifel Financial Corp.	14,525	1,204,268
		2,846,028
Chemicals - 0.6%
LSB Industries, Inc. (A)	41,750	454,240
Quaker Chemical Corp.	1,200	192,624
		646,864
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.8%
HNI Corp.	13,000	$ 585,130
Tetra Tech, Inc.	8,400	278,544
		863,674
Communications Equipment - 0.5%
Harmonic, Inc. (A)	27,100	313,005
KVH Industries, Inc. (A)	1,000	9,260
Silicom Ltd. (A)	5,600	223,048
		545,313
Construction & Engineering - 2.8%
EMCOR Group, Inc.	2,172	1,732,018
Granite Construction, Inc.	11,700	1,415,349
		3,147,367
Consumer Staples Distribution & Retail - 0.7%
Ingles Markets, Inc., Class A	5,150	463,552
Village Super Market, Inc., Class A	7,150	314,171
		777,723
Containers & Packaging - 0.5%
Greif, Inc., Class A	6,600	571,230
Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	1,350	65,489
Stride, Inc. (A)	7,850	630,276
		695,765
Diversified REITs - 0.7%
Broadstone Net Lease, Inc.	36,000	770,760
Electric Utilities - 0.7%
Portland General Electric Co.	16,350	806,546
Electrical Equipment - 2.3%
Acuity, Inc.	900	295,551
LSI Industries, Inc.	61,750	1,444,333
Regal Rexnord Corp.	4,375	897,881
		2,637,765
Electronic Equipment, Instruments & Components - 2.8%
IPG Photonics Corp. (A)	2,450	208,397
Itron, Inc. (A)	6,100	607,926
OSI Systems, Inc. (A)	5,300	1,173,367
Vishay Intertechnology, Inc.	23,600	807,592
Vontier Corp.	9,450	303,628
		3,100,910
Energy Equipment & Services - 2.3%
Helix Energy Solutions Group, Inc. (A)	65,650	624,331
Helmerich & Payne, Inc.	14,000	483,980
Noble Corp. PLC	14,300	606,320
Seadrill Ltd. (A)	10,300	461,852
Select Water Solutions, Inc.	25,150	465,778
		2,642,261
Entertainment - 3.3%
Madison Square Garden Entertainment Corp. (A)	16,600	1,282,516
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Madison Square Garden Sports Corp. (A)	3,475	$ 1,368,038
Sphere Entertainment Co. (A)	7,700	1,103,025
		3,753,579
Food Products - 1.1%
Nomad Foods Ltd.	37,150	442,085
Smithfield Foods, Inc.	15,000	390,600
Utz Brands, Inc.	25,000	353,000
		1,185,685
Ground Transportation - 0.3%
U-Haul Holding Co.	5,500	344,190
Health Care Equipment & Supplies - 2.4%
AngioDynamics, Inc. (A)	43,000	635,970
Dentsply Sirona, Inc.	42,600	569,562
Inmode Ltd. (A)	23,350	353,519
Integra LifeSciences Holdings Corp. (A)	21,000	349,650
Omnicell, Inc. (A)	3,650	129,101
OraSure Technologies, Inc. (A)	43,500	176,175
Teleflex, Inc.	3,550	485,320
		2,699,297
Health Care Providers & Services - 1.6%
AMN Healthcare Services, Inc. (A)	6,700	225,321
Encompass Health Corp.	9,600	1,066,272
National HealthCare Corp.	2,400	542,472
		1,834,065
Health Care REITs - 2.2%
Community Healthcare Trust, Inc.	31,400	574,934
Healthpeak Properties, Inc.	38,000	829,540
Sabra Health Care, Inc.	49,150	1,040,505
		2,444,979
Health Care Technology - 0.9%
Certara, Inc. (A)	49,900	404,190
Waystar Holding Corp. (A)	30,250	638,578
		1,042,768
Hotel & Resort REITs - 1.2%
Apple Hospitality, Inc.	48,500	800,735
DiamondRock Hospitality Co.	37,700	499,148
Summit Hotel Properties, Inc.	11,350	78,088
		1,377,971
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	5,450	459,435
Household Durables - 1.8%
KB Home	11,350	623,909
La-Z-Boy, Inc.	13,000	511,940
M/I Homes, Inc. (A)	2,175	317,833
Sonos, Inc. (A)	36,350	532,891
		1,986,573
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	7,850	696,845
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.7%
LXP Industrial Trust	13,650	$ 826,235
Insurance - 2.9%
Everest Group Ltd.	2,550	954,082
Old Republic International Corp.	18,850	814,509
Selective Insurance Group, Inc.	7,425	703,816
United Fire Group, Inc.	14,700	754,992
		3,227,399
IT Services - 0.3%
Everforth, Inc. (A)	12,700	361,188
Leisure Products - 1.0%
BRP, Inc.	5,000	309,150
MasterCraft Boat Holdings, Inc. (A)	22,750	544,180
Polaris, Inc.	4,100	275,028
		1,128,358
Life Sciences Tools & Services - 0.4%
Azenta, Inc. (A)	12,500	351,625
Maravai LifeSciences Holdings, Inc., Class A (A)	19,200	126,144
		477,769
Machinery - 3.7%
Columbus McKinnon Corp.	700	13,419
Douglas Dynamics, Inc.	7,150	315,529
Flowserve Corp.	4,300	326,757
Gencor Industries, Inc. (A)	14,150	201,496
Miller Industries, Inc.	9,600	482,880
Mueller Industries, Inc.	36,300	2,410,683
Oshkosh Corp.	2,700	384,507
		4,135,271
Media - 0.1%
Perion Network Ltd. (A)(B)	11,400	108,756
Metals & Mining - 2.3%
Century Aluminum Co. (A)	7,600	340,252
Commercial Metals Co.	11,400	783,408
Kaiser Aluminum Corp.	5,250	838,320
Metallus, Inc. (A)	34,000	684,080
		2,646,060
Multi-Utilities - 1.6%
Northwestern Energy Group, Inc.	25,800	1,773,492
Office REITs - 0.3%
Piedmont Realty Trust, Inc., Class A (A)	36,750	356,108
Oil, Gas & Consumable Fuels - 5.1%
Delek U.S. Holdings, Inc.	14,650	994,295
Gulfport Energy Corp. (A)	3,850	621,275
Magnolia Oil & Gas Corp., Class A	67,500	1,735,425
Matador Resources Co.	4,900	244,461
Ovintiv, Inc.	16,700	1,043,082
REX American Resources Corp. (A)	26,400	1,136,256
Teekay Tankers Ltd., Class A	175	13,890
		5,788,684
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.6%
Amphastar Pharmaceuticals, Inc. (A)	11,400	$ 227,316
Innoviva, Inc. (A)	44,150	925,826
Jazz Pharmaceuticals PLC (A)	8,075	2,041,844
Perrigo Co. PLC	31,700	320,487
Supernus Pharmaceuticals, Inc. (A)	11,300	504,319
		4,019,792
Professional Services - 2.3%
FTI Consulting, Inc. (A)	2,150	342,667
ICF International, Inc.	6,075	491,589
KBR, Inc.	23,500	860,335
Leidos Holdings, Inc.	3,475	401,710
Science Applications International Corp.	4,450	521,228
		2,617,529
Real Estate Management & Development - 0.5%
Newmark Group, Inc., Class A	38,900	583,306
Residential REITs - 0.5%
Centerspace	10,600	581,304
Retail REITs - 1.0%
Agree Realty Corp.	7,400	575,720
Kite Realty Group Trust	21,000	601,020
		1,176,740
Semiconductors & Semiconductor Equipment - 6.6%
Cohu, Inc. (A)	26,450	1,269,335
Kulicke & Soffa Industries, Inc.	4,575	408,090
MKS, Inc.	4,250	1,264,163
Onto Innovation, Inc. (A)	2,200	568,876
Silicon Motion Technology Corp., ADR	8,120	2,059,232
Tower Semiconductor Ltd. (A)	6,470	1,421,265
Universal Display Corp.	5,000	400,800
		7,391,761
	Shares	Value
COMMON STOCKS (continued)
Software - 2.4%
Adeia, Inc.	53,650	$ 1,429,772
Progress Software Corp. (A)	19,400	787,446
Qualys, Inc. (A)	3,125	452,344
		2,669,562
Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A (A)	7,475	744,061
Academy Sports & Outdoors, Inc.	7,150	339,268
American Eagle Outfitters, Inc.	28,000	481,040
Urban Outfitters, Inc. (A)	15,600	1,157,208
Williams-Sonoma, Inc.	3,650	834,609
		3,556,186
Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden Ltd.	10,850	499,968
Tapestry, Inc.	5,325	811,370
		1,311,338
Total Common Stocks (Cost $83,871,504)		107,487,769
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	335,877	335,877
Total Other Investment Company (Cost $335,877)		335,877
Total Investments (Cost $84,207,381)		107,823,646
Net Other Assets (Liabilities) - 4.3%		4,831,590
Net Assets - 100.0%		$ 112,655,236
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$107,487,769	$—	$—	$107,487,769
Other Investment Company	335,877	—	—	335,877
Total Investments	$107,823,646	$—	$—	$107,823,646
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $408,794, collateralized by cash collateral of $335,877 and non-cash collateral, such as U.S. government securities of $85,917. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds